PROPERTY, PLANT & EQUIPMENT - Major Classes of Depreciable Assets (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Machinery and equipment		$ 728,257	$ 645,354
Buildings and improvements		259,561	225,307
Land and improvements		38,228	41,569
Property, plant and equipment	$ 1,026,184	1,026,046	912,230
Accumulated depreciation	(468,761)	(452,074)	(393,854)
Property, plant and equipment, net	$ 557,423	$ 573,972	$ 518,376	$ 353,193